Trade receivables - Impairment loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade receivables.
Beginning of the year	¥ (3,636)
Additions	(26,651)
Acquisition of subsidiary	(1,207)	¥ (3,651)
Reversal	531	15
Write-off	3,082
End of the year	¥ (27,881)	¥ (3,636)